Other Current Monetary Assets	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Current Monetary Assets [Abstract]
Other Current Monetary Assets
14.	OTHER CURRENT MONETARY ASSETS

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Time deposits and negotiable certificates of deposit with maturities of more than three months	$3,568	$4,054
Others	1,253	1,254
	$4,821	$5,308

The annual yield rates of time deposits and negotiable certificates of deposit with maturities of more than three months at the balance sheet dates were as follows:

	December 31
	2016	2017
Time deposits and negotiable certificates of deposit with maturities of more than three months	0.11%-1.95%	0.06%-4.15%